SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 6.9%
Media & Entertainment - 6.9%
Alphabet, Inc. - Class C	89,386	$ 14,944,445

Consumer Discretionary - 8.4%
Consumer Discretionary Distribution & Retail - 8.4%
O'Reilly Automotive, Inc. (a)	6,748	7,770,997
TJX Cos., Inc. (The)	87,647	10,302,028
		18,073,025
Consumer Staples - 3.6%
Household & Personal Products - 3.6%
Unilever PLC ADR (United Kingdom)	119,829	7,784,092

Financials - 24.3%
Banks - 4.3%
JPMorgan Chase & Co.	44,129	9,305,041

Financial Services - 10.3%
Ares Management Corp. - Class A	65,852	10,262,376
Visa, Inc. - Class A	43,360	11,921,832
		22,184,208
Insurance - 9.7%
Globe Life, Inc.	93,044	9,854,290
Reinsurance Group of America, Inc.	51,311	11,179,127
		21,033,417
Health Care - 13.7%
Health Care Equipment & Services - 9.2%
STERIS PLC (Ireland)	36,034	8,739,686
UnitedHealth Group, Inc.	18,891	11,045,190
		19,784,876
Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
Novo Nordisk A/S ADR (Denmark)	82,328	9,802,795

SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 5.5%
Capital Goods - 5.5%
Quanta Services, Inc.	39,850	$ 11,881,278

Information Technology - 36.3%
Semiconductors & Semiconductor Equipment - 3.9%
Marvell Technology, Inc.	115,527	8,331,807

Software & Services - 27.5%
Cadence Design Systems, Inc. (a)	31,505	8,538,800
Fair Isaac Corp. (a)	4,970	9,659,295
Microsoft Corp.	44,739	19,251,192
Palo Alto Networks, Inc. (a)	30,440	10,404,392
ServiceNow, Inc. (a)	12,965	11,595,766
		59,449,445
Technology Hardware & Equipment - 4.9%
Apple, Inc.	45,411	10,580,763

Investments at Value - 98.7% (Cost $188,351,463)		$ 213,155,192

Other Assets in Excess of Liabilities - 1.3%		2,893,495

Net Assets - 100.0%		$ 216,048,687

(a)	Non-income producing security.

ADR	- American Depositary Receipt
A/S	- Aktieselskab is a Danish Joint Stock Company
PLC	- Public Limited Company

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.